Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

13002042

Received SEC

JUN 13 2013

Washington, DC 20549

001-11840

June 13, 2013

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, THE ALLSTATE CORPORATION, Depositary Shares each representing a 1/1,000th interest in a share of Fixed Rate Noncumulative Perpetual Preferred Stock, Series A, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 12, 2013. Tentative listing date – June 17, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
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